DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Narrative) (Details) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2017	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
General, selling and administrative expense		$ 5,114,115		$ 5,392,625		$ 9,605,377	$ 9,522,883	$ 18,442,839	$ 17,016,789
Net income (loss)		(8,098,651)	$ (5,785,404)	(4,021,410)	$ 11,068	(13,884,055)	(4,010,344)	8,743,593	(13,032,117)
Accumulated deficit	$ (27,521,941)	(32,662,403)		(27,510,876)		(32,662,403)	(27,510,876)	(18,778,348)	(27,521,941)
Big Token, Inc. [Member]
General, selling and administrative expense	209,181	1,012,528		614,760		1,707,211	913,229	1,970,677	209,181
Net income (loss)	(209,623)	(1,043,182)	$ (721,466)	$ (621,821)	$ (306,395)	(1,764,648)	$ (928,216)	(2,044,054)	(209,623)
Accumulated deficit	$ (209,623)	(4,018,325)				(4,018,325)		$ (2,253,677)	$ (209,623)
Working capital (deficit)		$ 4,316,757				$ 4,316,757